Significant Risks and Uncertainties Including Business and Credit Concentrations - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenues	$ 155,024	[1]	$ 112,841	[1]	$ 73,401	[2]
KNOT [Member]
Revenue, Major Customer [Line Items]
Revenues	16,231		8,880
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	40,618		25,666		22,860
Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	46,806		23,512
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	23,203		22,263		21,563
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	19,789		20,338		8,417
Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 4,466		$ 12,124		$ 20,311
Customer Concentration Risk [Member] | Revenues [Member] | KNOT [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	11.00%		8.00%
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	26.00%		23.00%		31.00%
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	30.00%		21.00%
Customer Concentration Risk [Member] | Revenues [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	15.00%		20.00%		29.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	13.00%		18.00%		12.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	3.00%		11.00%		28.00%

[1]	2015 and 2014 refers to the Consolidated Statements of Operations
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations